Cover	Apr. 24, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2024
Entity File Number	333-225433
Registrant Name	AVANT TECHNOLOGIES, INC
Entity Central Index Key	0001740797
Entity Tax Identification Number	38-4053064
Incorporation State	NV
Address Line1	5348 Vegas Drive
Address City	Las Vegas
Address State	NV
Address Postal Zip Code	89108
City Area Code	866
Local Phone Number	533-0065
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Emerging growth company	true
ExTransitionPeriod	false